Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 953,113	$ 16,610
Trade receivables	135,230	387,266
Prepaids and other assets	35,008	20,178
Financial derivatives	28,898	25,573
Assets held for sale	38,117	0
Total current assets	1,190,366	449,627
Non-current assets
Exploration and evaluation assets	133,585	124,355
Oil and gas properties	1,918,435	6,921,168
Other plant and equipment	7,648	8,025
Lease assets	20,812	22,068
Prepaids and other assets	28,224	56,290
Deferred income tax asset	46,344	178,212
Total assets	3,345,414	7,759,745
Current liabilities
Trade payables	236,373	512,473
Share-based compensation liability	26,108	18,806
Dividends payable	17,268	17,598
Financial derivatives	2,406	0
Liabilities related to asset held for sale	23,710	0
Lease obligations	7,175	9,193
Asset retirement obligations	17,138	15,656
Total current liabilities	330,178	573,726
Non-current liabilities
Other long-term liabilities	0	20,887
Share-based compensation liability	8,694	5,926
Financial derivatives	0	1,645
Credit facilities	1,138	324,346
Long-term notes	93,834	1,932,890
Lease obligations	15,844	15,459
Asset retirement obligations	506,677	625,295
Deferred income tax liability	0	88,561
Total liabilities	956,365	3,588,735
SHAREHOLDERS’ EQUITY
Shareholders' capital	6,072,562	6,137,479
Contributed surplus	397,681	361,854
Accumulated other comprehensive income	13,356	1,093,261
Deficit	(4,094,550)	(3,421,584)
Total shareholders' equity	2,389,049	4,171,010
Total liabilities and shareholders' equity	$ 3,345,414	$ 7,759,745